Common shares, preferred shares and other equity instruments - Schedule of Preferred Shares (Parenthetical) (Detail) - $ / shares			12 Months Ended
	Jan. 27, 2022	Nov. 30, 2021	Oct. 31, 2023
Disclosure of classes of share capital [line items]
Preferred shares issuable upon election notice received			1,000,000
Per share amount considered for calculating the conversion price			25.00%
Noncumulative Preferred Stock [member]
Disclosure of classes of share capital [line items]
Dividends payable nature			quarterly
Shares issued price per share			$ 25
Non viability contingent capital preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends rate reset period			5-Year
Outstanding noncumulative preferred stock [member]
Disclosure of classes of share capital [line items]
Dividends payable nature			quarterly
Dividends rate reset period			5-Year
Shares issued price per share			$ 25
Series 38 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
Shares issued price per share	$ 25
Initial dividend		$ 0.303125